Provision for decommissioning costs (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision For Decommissioning Costs
Opening balance	$ 15,619	$ 18,780
Adjustment to provision	3,484	(1,186)
Transfers related to liabilities held for sale	(1,258)	(704)
Use of provisions	(854)	(730)
Interest accrued	476	723
Others	(5)	5
Translation adjustment	1,138	(1,269)
Opening balance	$ 18,600	$ 15,619